Waltham and Lexington Lease Arrangements (Notes)	12 Months Ended
Jun. 30, 2014
Waltham and Lexington Lease [Abstract]
Waltham and Lexington Lease Arrangements Disclosure [Text Block]
Waltham and Lexington Lease Arrangements
In July 2013, we executed a lease agreement to move our Lexington, Massachusetts operations to a yet to be constructed facility in Waltham, Massachusetts. The Waltham lease will commence upon completion of the building, scheduled for the first quarter of fiscal 2016, and will extend eleven years from the commencement date. The cash expected to be paid ratably over the initial eleven-year term of the lease is approximately $119,593 starting in September 2015.
Concurrent with the Waltham lease negotiations, we amended our current Lexington lease, as both leases are held with the same landlord. The amendment to the Lexington lease contained a contingent feature to shorten the current term of the lease to coincide with the rent commencement date of the Waltham lease, and a second contingent feature to adjust the remaining annual rental amounts. Both of the arrangements were contingent upon the lessor obtaining certain building permits for the Waltham lease. If the lessor did not fulfill this obligation, we had the option to cancel the Waltham lease, without penalty, and return to the terms of our original Lexington lease. During the quarter ended March 31, 2014, the lessor obtained all of the requisite building permits for the Waltham building construction.
For accounting purposes, we are deemed to be the owner of the Waltham building during the construction period and, accordingly, as of June 30, 2014 we have recorded $18,117 of construction project costs incurred by the landlord as an asset with a corresponding financing obligation. The asset is included as construction in progress in property, plant and equipment, net. Once the construction is completed, we will evaluate the Waltham lease in order to determine whether or not the lease meets the criteria for "sale-leaseback" treatment.
Although we will not begin making cash lease payments until the lease commencement date, a portion of the lease obligation attributable to the land is treated for accounting purposes as an operating lease that commenced during the second quarter of fiscal 2014. We bifurcate our future lease payments pursuant to the lease into (i) a portion that is allocated to the building and (ii) a portion that is allocated to the land on which the building is being constructed, which will be recorded as rental expense during the construction period. We recognized non-cash rent expense of $875 in our consolidated statement of operations for the land operating lease during the year ended June 30, 2014.